Additional information - condensed financial statements	12 Months Ended
Dec. 31, 2017
Additional information - condensed financial statements [Abstract]
Additional information - condensed financial statements
33.	Additional information – condensed financial statements

The condensed financial statements of YY Inc. have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries and VIEs under the equity method of accounting. Such investments to subsidiaries and VIEs are presented on the balance sheet as “Interests in subsidiaries and VIEs” and the profit of the subsidiaries and VIEs is presented as “Share of profit of subsidiaries and VIEs” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed balance sheets of YY Inc. as of December 31, 2016 and 2017

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Amounts due from a subsidiary	1,947,080	2,671,590	410,616

Non-current assets
Interests in subsidiaries and VIEs	5,883,684	8,535,113	1,311,823

Total assets	7,830,764	11,206,703	1,722,439

Liabilities and shareholders’ equity
Current liabilities
Interests payable	15,800	777	119
Convertible bonds	2,768,469	-	-
Short-term loans	-	588,235	90,410

Total current liabilities	2,784,269	589,012	90,529

Non-current liabilities
Convertible bonds	-	6,536	1,005

Total liabilities	2,784,269	595,548	91,534

Shareholders’ equity
Class A common shares (US$0.00001 par value; 10,000,000,000 shares authorized, 750,115,028 shares issued and outstanding as of December 31, 2016 and 945,245,908 shares issued and outstanding as of December 31, 2017)	44	57	9
Class B common shares (US$0.00001 par value; 1,000,000,000 shares authorized, 359,557,976 shares issued and outstanding as of December 31, 2016 and 317,982,976 shares issued and outstanding as of December 31, 2017)	26	23	4
Additional paid-in capital	2,165,766	5,339,844	820,719
Retained earnings	2,787,593	5,280,828	811,648
Accumulated other comprehensive income (loss)	93,066	(9,597)	(1,475)

Total shareholders’ equity	5,046,495	10,611,155	1,630,905

Total liabilities and shareholders’ equity	7,830,764	11,206,703	1,722,439

(b)	Condensed statements of comprehensive income of YY Inc. for the years ended December 31, 2015, 2016 and 2017

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note2(e))

Share of profit of subsidiaries and VIEs	1,108,029	1,605,003	2,525,357	388,140
Interest expense	(74,786)	(81,085)	(32,122)	(4,937)

Net income	1,033,243	1,523,918	2,493,235	383,203

Other comprehensive income (loss) :
Unrealized gain (loss) of available-for-sale securities	-	134,768	(41,150)	(6,325)
Foreign currency translation adjustments, net of nil tax	4,414	(5,317)	(61,513)	(9,454)

Total comprehensive income	1,037,657	1,653,369	2,390,572	367,424

(c)	Condensed statements of cash flows of YY Inc. for the years ended December 31, 2015, 2016 and 2017

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note2(e))

Cash flows from operating activities	-	-	-	-

Cash flows from investing activities
Repayment of loans from a subsidiary	-	-	2,132,512	327,761
Loans to a subsidiary	-	-	(2,950,607)	(453,500)

Net cash used in investing activities	-	-	(818,095)	(125,739)

Cash flows from financing activities
Proceeds from bank borrowings	-	-	621,118	95,464
Proceeds from issuance of common shares, net of issuance cost	-	-	2,950,607	453,500
Repayment of convertible bonds	-	-	(2,753,630)	(423,225)

Net cash provided by financing activities	-	-	818,095	125,739

Net increase in cash and cash equivalents	-	-	-	-
Cash and cash equivalents at the beginning of the year	-	-	-	-

Cash and cash equivalents at the end of the year	-	-	-	-